Accumulated other comprehensive income/(loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated other comprehensive income/(loss) [Abstract]
Total unrealized (losses)/gains from hedging financial instruments	$ (3,501)	$ 8,107	$ 20,169
Changes in fair value of financial instruments	(3,655)	7,230	17,996
Losses reclassified to income	154	877	2,173
Change in fair value of marketable securities	0	(79)	228
Gain on sale of marketable securities	$ 0	$ 89	$ 95